INCOME TAXES - Tax losses (Details) - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Loss Carryforwards
Operating Loss Carryforwards	¥ 166,067	$ 24,793
PRC
Operating Loss Carryforwards
Operating Loss Carryforwards	119,616	17,858
Federal
Operating Loss Carryforwards
Operating Loss Carryforwards	¥ 46,451	$ 6,935